Financial assets, liabilities and financial result (excluding Orange Bank) - Bonds - Initial notional amount (Details)
€ in Millions, د.م. in Millions, ¥ in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Millions
	Dec. 31, 2017 NOK (kr)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 MAD (د.م.)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jun. 27, 2017 GBP (£)	Jun. 27, 2017 EUR (€)
Bonds maturing January 31, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | د.م.			د.م. 1,200
Bonds maturing May 22, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 1,550
Bonds maturing July 25, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							465
Bonds maturing September 3, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							850
Bonds maturing September 26, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							50
Bonds maturing December 23, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | د.م.			د.م. 1,300
Bonds maturing January 23, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							750
Bonds maturing January 24, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥		¥ 7,500
Bonds maturing February 6, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 750
Bonds maturing July 8, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $						1,250
Bonds maturing October 2, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							750
Bonds maturing November 3, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $						1,250
Bonds maturing February 10, 2020, 4.2 percent [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							25
Bonds maturing February 10, 2020, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							25
Bonds maturing April 9, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							1,000
Bonds maturing November 10, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £					£ 450
Bonds maturing January 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							1,250
Bonds maturing June 27, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount					517			£ 517	€ 585
Bonds maturing September 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $						1,000
Bonds maturing October 13, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							255
Bonds maturing December 21, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							272
Bonds maturing June 15, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							1,000
Bonds maturing September 16, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							500
Bonds maturing March 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							500
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							750
Bonds maturing October 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 700
Bonds maturing December 22, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 410
Bonds maturing January 9, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							650
Bonds maturing September 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | kr	kr 500
Bonds maturing May 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							750
Bonds maturing December 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £					350
Bonds maturing November 30, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							75
Bonds maturing February 3, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							750
Bonds maturing September 9, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							500
Bonds maturing April 11, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							50
Bonds maturing November 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £					500
Bonds maturing April 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							150
Bonds maturing September 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							105
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							100
Bonds maturing March 1, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $						2,500
Bonds maturing December 5, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							50
Bonds maturing December 8, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							50
Bonds maturing January 5, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							50
Bonds maturing January 28, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							1,500
Bonds maturing September 30, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							55
Bonds maturing January 23, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £					500
Bonds maturing April 16, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 50
Bonds maturing January 13, 2042 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $						900
Bonds maturing February 6, 2044 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 850
Bonds maturing November 22, 2050 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £					£ 500